Fair Value - Quantitative Summary of Key Unobservable Inputs Used in Valuation of Interest Rate Lock Commitments (Detail)	Dec. 31, 2016	Dec. 31, 2015
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pull-through rate	60.70%	60.20%
Servicing fee multiple	2.60%	2.10%
Percentage of UPB	0.70%	0.50%
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pull-through rate	100.00%	100.00%
Servicing fee multiple	6.00%	6.20%
Percentage of UPB	1.50%	3.80%
Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Pull-through rate	88.50%	92.40%
Servicing fee multiple	5.00%	4.90%
Percentage of UPB	1.30%	1.20%